UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21210
                                    --------------------------------------------

                              Alpine Income Trust
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               (Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York             10577
------------------------------------------------- ------------------------------
    (Address of principal executive offices)                     (Zip code)

                                Samuel A. Lieber
                      Alpine Woods Capital Investors, LLC
                       2500 Westchester Avenue, Suite 215
                            Purchase, New York 10577
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (914) 251-0880
                                                    ----------------------------
Date of fiscal year end: October 31
                         -------------------
Date of reporting period: 7/1/13-6/30/14
                          -----------------

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21210
Reporting Period: 07/01/2013 - 06/30/2014
Alpine Income Trust




============== Alpine High Yield Managed Duration Municipal Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== Alpine Municipal Money Market Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= Alpine Ultra Short Tax Optimized Income Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Samuel A. Lieber
                           -----------------------------------------------------
                           Samuel A. Lieber, President

Date                       August 26, 2014
                           -----------------------------------------------------

* Print the name and title of each signing officer under his or her signature.